Equity_Details of changes in capital adjustments (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Statement of changes in capital adjustments [line items]
Beginning balance		₩ (1,641,760,000,000)		₩ (1,849,551,000,000)
Losses on redemption of hybrid securities		(277,000,000)		(368,000,000)
Acquisition of treasury stocks		4,245,000,000	$ 3,674	0
Transaction with other owners	[1]	(110,875,000,000)		208,159,000,000
Ending balance		(1,748,667,000,000)		₩ (1,641,760,000,000)
Changes in capital adjustments due to additional stake in the subsidiary		₩ 111,242,000,000

[1]	111,242 million Won is included which has been reduced by the Group to obtain an additional stake in the Woori Asset Trust Co., Ltd.